Income (Loss) Per Share	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Income (Loss) Per Share

16. Income (Loss) Per Share

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	$	$	$	$
Net income (loss) attributable to stockholders’ of Teekay Corporation	11,367	(47,274)	5,231	(46,208)

Weighted average number of common stock and common stock equivalents	70,393,531	69,231,419	70,142,301	69,043,639
Dilutive effect of stock-based compensation	921,098	—	1,000,062	—

Common stock and common stock equivalents	71,314,629	69,231,419	71,142,363	69,043,639

Earnings (loss) per common share:
—Basic	0.16	(0.68)	0.07	(0.67)
—Diluted	0.16	(0.68)	0.07	(0.67)

The anti-dilutive effect attributable to outstanding stock-based awards is excluded from the calculation of diluted loss per common share. For the three and six months ended June 30, 2013, the anti-dilutive effect attributable to outstanding stock-based awards was 3.1 million shares. For the three and six months ended June 30, 2012, the anti-dilutive effect attributable to outstanding stock-based awards was 3.9 million shares.